INCOME TAXES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INCOME TAXES

15       INCOME TAXES

a)                   Income taxes

As of December 31, 2025 the current income tax liabilities is $ 66,765 ($31,618 as of December 31, 2024; $5,147 as of December 31, 2023).

Income tax expenses included in the consolidated statements of income for the year ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Current income tax	(138,831)	(52,971)	(18,798)
Deferred income tax	7,618	(29,720)	12,372
Total income taxes expense	(131,213)	(82,691)	(6,426)

b)                   Deferred income tax assets and liabilities

Deferred tax assets and liabilities on the consolidated statements of financial position consist of:

Net deferred income tax assets (liabilities) are classified as follows:	2025	2024

Deferred income tax assets	35,418	15,218
Deferred income tax liabilities	(37,006)	(31,583)
Total deferred taxes, net	(1,588)	(16,365)

The movement in the net deferred income tax asset (liability) account was as follows:

Balance, December 31, 2022	4,596
Recorded in the statement of income (loss)	12,372
Recorded through other comprehensive income	374
Exchange differences	596
Balance, December 31, 2023	17,938
Recorded in the statement of income (loss)	(29,720)
Recorded through other comprehensive income	1,942
Exchange differences	(6,525)
Balance, December 31, 2024	(16,365)
Recorded in the statement of income (loss)	7,618
Recorded through other comprehensive income	914
Acquisition of Bluestone	(1,137)
Acquisition of MSG	7,362
Exchange differences	20
Balance, December 31, 2025	(1,588)

The deferred income tax and social contribution are calculated on tax loss carryforwards and the temporary differences between the tax bases of assets and liabilities and their carrying amounts, as follows:

	2025	2024
Provision for mine closure and restoration	15,597	7,057
Tax losses carried forward	1,034	5,831
Fair value on acquisitions	1,391	5,689
Non-deductible provisions	32,110	11,235
Non-deductible exchange changes	7,170	(442)
Deferred taxes over non-monetary items	(26,771)	(31,031)
Depreciation	(24,113)	(9,198)
Advance payments	(8,612)	(3,488)
Others	606	(2,018)
Total of deferred tax assets and liabilities	(1,588)	(16,365)

c)                   Effective tax rate

	2025	2024	2023
Income before Income taxes	51,873	52,420	38,306
Income taxes at statutory rate applicable to the parent Company (0%)	-	-	-

Adjustments for calculating the effective rate
Tax calculated at the domestic rates	(137,512)	(49,094)	(20,480)
Non-deductible expenses/non-taxable (income)	7,931	(1,585)	5,918
Deferred tax assets from losses carried forward	12,887	1,323	10,251
Unrecognized deferred tax asset (losses carried forward)	(4,882)	(10,043)	(3,387)
Tax exemptions (a)	9,223	1,261	910
Withholding taxes on distribution	(7,560)	(2,944)	-
Tax over translation adjustments	(24,214)	2,633	-
Deferred taxes over non-monetary items	14,208	(19,309)	1,904
Others	(1,294)	(4,933)	(1,542)
Income tax expense	(131,213)	(82,691)	(6,426)
Effective tax rate	(253.0%)	(158%)	16.78%

(a) As of December 31, 2025, the Company recognized a total of USD 9,223 in tax exemptions, of which USD 8,221 relates to the profit from operations incentive and USD 1,002 to the Workers Food Program (PAT), in accordance with applicable legislation.